Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Balance Sheet
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	17,956,969	17,956,969	17,189,634
Common stock, shares outstanding	17,956,969	17,956,969	17,189,634